JPMorgan 100 U.S. Treasury Securities Money Market Fund Expense Example - Morgan Shares [Member] - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Morgan	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	$ 714